Unbilled Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled receivable, net of progress and performance-based payments received	$ 5,379	$ 5,065
Allowance for doubtful accounts	(45)	(39)
Unbilled receivables, net	5,334	5,026
US Government [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled receivables	17,347	16,823
Government Contract Receivable, Progress Payment Offset	12,838	12,539
Government Contract Receivable, Unbilled Amounts	4,509	4,284
International and Other Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled receivables	4,063	3,811
Progress and performance-based payments received	(3,193)	(3,030)
Unbilled receivable, net of progress and performance-based payments received	$ 870	$ 781